Loans, financing, debentures and hedge derivative financial instruments - Summary of Appropriated Profit or Loss in The Future (Detail) R$ in Thousands	Dec. 31, 2020 BRL (R$)
Summary of loans debentures and finance leases [line items]
Amount appropriated to profit or loss in the future	R$ 67,110
Up to 1 year [member]
Summary of loans debentures and finance leases [line items]
Amount appropriated to profit or loss in the future	18,868
From 1 to 2 years [member]
Summary of loans debentures and finance leases [line items]
Amount appropriated to profit or loss in the future	14,242
From 2 to 3 years [member]
Summary of loans debentures and finance leases [line items]
Amount appropriated to profit or loss in the future	10,214
From 3 to 4 years [member]
Summary of loans debentures and finance leases [line items]
Amount appropriated to profit or loss in the future	6,052
From 4 to 5 years [member]
Summary of loans debentures and finance leases [line items]
Amount appropriated to profit or loss in the future	5,117
More than 5 years [member]
Summary of loans debentures and finance leases [line items]
Amount appropriated to profit or loss in the future	12,617
Debentures [member]
Summary of loans debentures and finance leases [line items]
Amount appropriated to profit or loss in the future	28,348
Debentures [member] | Up to 1 year [member]
Summary of loans debentures and finance leases [line items]
Amount appropriated to profit or loss in the future	12,403
Debentures [member] | From 1 to 2 years [member]
Summary of loans debentures and finance leases [line items]
Amount appropriated to profit or loss in the future	9,274
Debentures [member] | From 2 to 3 years [member]
Summary of loans debentures and finance leases [line items]
Amount appropriated to profit or loss in the future	5,318
Debentures [member] | From 3 to 4 years [member]
Summary of loans debentures and finance leases [line items]
Amount appropriated to profit or loss in the future	1,139
Debentures [member] | From 4 to 5 years [member]
Summary of loans debentures and finance leases [line items]
Amount appropriated to profit or loss in the future	214
Notes in foreign market [member]
Summary of loans debentures and finance leases [line items]
Amount appropriated to profit or loss in the future	37,112
Notes in foreign market [member] | Up to 1 year [member]
Summary of loans debentures and finance leases [line items]
Amount appropriated to profit or loss in the future	4,890
Notes in foreign market [member] | From 1 to 2 years [member]
Summary of loans debentures and finance leases [line items]
Amount appropriated to profit or loss in the future	4,893
Notes in foreign market [member] | From 2 to 3 years [member]
Summary of loans debentures and finance leases [line items]
Amount appropriated to profit or loss in the future	4,896
Notes in foreign market [member] | From 3 to 4 years [member]
Summary of loans debentures and finance leases [line items]
Amount appropriated to profit or loss in the future	4,913
Notes in foreign market [member] | From 4 to 5 years [member]
Summary of loans debentures and finance leases [line items]
Amount appropriated to profit or loss in the future	4,903
Notes in foreign market [member] | More than 5 years [member]
Summary of loans debentures and finance leases [line items]
Amount appropriated to profit or loss in the future	12,617
Notes [member]
Summary of loans debentures and finance leases [line items]
Amount appropriated to profit or loss in the future	1,318
Notes [member] | Up to 1 year [member]
Summary of loans debentures and finance leases [line items]
Amount appropriated to profit or loss in the future	1,318
Banco do Brasil [member]
Summary of loans debentures and finance leases [line items]
Amount appropriated to profit or loss in the future	332
Banco do Brasil [member] | Up to 1 year [member]
Summary of loans debentures and finance leases [line items]
Amount appropriated to profit or loss in the future	257
Banco do Brasil [member] | From 1 to 2 years [member]
Summary of loans debentures and finance leases [line items]
Amount appropriated to profit or loss in the future	R$ 75